EXPENSES RELATING TO EMPLOYEE BENEFITS:	12 Months Ended
Dec. 31, 2017
Expenses Relating To Employee Benefits
EXPENSES RELATING TO EMPLOYEE BENEFITS:

NOTE 18 - EXPENSES RELATING TO EMPLOYEE BENEFITS:

	Year ended December 31
	2015	2016	2017
	U.S. dollars in thousands

Payroll and other benefits	2,824	3,343	4,296
Social security	143	173	221
Share-based compensation	381	536	1,203
Post-employment benefits - defined contribution plan	303	369	476
	3,651	4,421	6,196
Average number of employees to which these benefits are related	47	56	63